Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Accrued interest		$ 104,179	$ 72,638
Accrued wages		208,353	395,582
Other expenses		150,601	88,154
Accrued payment for acquired technology intangible asset		2,905,668
Accrued stock bonus			575,000
Total accrued expenses, continuing operations	$ 796,434	3,368,801	1,273,569
Total accrued expenses, discontinued operations			$ 142,195